SHARE-BASED COMPENSATION - Fair Value Assumptions - Restricted Shares (Details) - Restricted shares	1 Months Ended
	Aug. 31, 2022 $ / shares	Aug. 31, 2021 $ / shares	Aug. 31, 2020 $ / shares	Aug. 31, 2022 ¥ / shares	Aug. 31, 2021 ¥ / shares	Aug. 31, 2020 ¥ / shares
Fair value assumptions
Volatility (as a percent)			59.23%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Share price at grant date | (per share)	$ 3.3650	$ 7.45	$ 10.1475	¥ 22.7	¥ 48.2	¥ 70.5
Minimum
Fair value assumptions
Risk-free rate of return (as a percent)	2.82%	0.07%	0.14%
Volatility (as a percent)	53.14%	49.271%
Expected term	1 year	1 year	1 year
Maximum
Fair value assumptions
Risk-free rate of return (as a percent)	2.98%	0.33%	0.19%
Volatility (as a percent)	54.15%	50.295%
Expected term	3 years	3 years	3 years